united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/21

Item 1. Reports to Stockholders.

SIERRA TACTICAL ALL ASSET FUND

SIERRA TACTICAL CORE INCOME FUND

SIERRA TACTICAL MUNICIPAL FUND

SIERRA TACTICAL BOND FUND

Semi-Annual Report

March 31, 2021

1-866-738-4363

www.sierramutualfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

SIERRA TACTICAL ALL ASSET FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2021

The Fund’s performance figures* for the periods ended March 31, 2021, compared to its benchmarks:

						Annualized	Annualized	Annualized
			Annualized	Annualized	Annualized	Inception**-	Inception***-	Inception****-
	Six Months	One Year	Three Year	Five Year	Ten Year	March 31, 2021	March 31, 2021	March 31, 2021
Sierra Tactical All Asset Fund – Class A	3.89%	8.30%	2.95%	3.59%	2.71%	4.65%	—	—
Sierra Tactical All Asset Fund – Class A with load	(2.09%)	2.07%	0.93%	2.37%	2.11%	4.19%	—	—
Sierra Tactical All Asset Fund – Class C	3.48%	7.45%	2.18%	2.82%	1.95%	—	2.43%	—
Sierra Tactical All Asset Fund – Investor Class	3.90%	8.28%	2.93%	3.58%	2.71%	4.64%	—	—
Sierra Tactical All Asset Fund – Instl Class	4.01%	8.56%	3.20%	3.85%	2.96%	4.89%	—	—
Sierra Tactical All Asset Fund – Class A1	3.78%	8.10%	2.80%	3.44%	—	—	—	2.59%
Sierra Tactical All Asset Fund – Class A1 with load	(2.17%)	1.90%	0.79%	2.23%	—	—	—	1.90%
Sierra Tactical All Asset Fund – Class I1	3.75%	8.09%	2.79%	3.44%	—	—	—	2.60%
Morningstar Tactical Allocation Category Average	14.63%	31.94%	6.77%	7.18%	4.48%	3.66%	5.61%	5.53%
Morningstar Allocation 15%-30% Equity Category Average	5.24%	16.55%	5.00%	4.77%	3.85%	3.76%	4.54%	4.13%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A and Class A1 maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on March 31, 2021. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.39% for Class A, 2.39% for Investor Class, 2.14% for Instl Class, 3.14% for Class C shares, 2.54% for Class A1 and Class I1 shares per the January 28, 2021 prospectus. Class A and Class A1 are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	Inception date is December 24, 2007 for Class A, Investor and Institutional Class shares.

***	Inception date is February 5, 2010 for Class C shares.

****	Inception date is June 7, 2012 for Class A1 and Class I1 shares.

The Morningstar Tactical Allocation Category Average is comprised of mutual funds that seek to provide both capital appreciation and income by shifting exposure across stocks, bonds and cash.

The Morningstar Allocation 15%-30% Equity Category Average is the average performance, published by Morningstar, of mutual funds that Morningstar categorizes in its Conservative Allocation group, as published by Morningstar at the end of each calendar quarter, and thus the original reports include funds that have subsequently merged, changed categories or liquidated. These portfolios are dominated by domestic holdings and have equity exposures between 15% and 30%.

SIERRA TACTICAL ALL ASSET FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2021

The Fund’s asset classes as of March 31, 2021, are as follows:

Asset Class	% of Net Assets
Mutual Funds
Fixed Income	56.9%
Alternative	13.0%
Equity	8.0%
Mixed Allocation	0.7%
Commodity	0.4%
Short-Term Investment Money Market Fund	21.0%
Liabilities in Excess of Other Assets	(0.0	)% ^
	100.0%

^	Represents amount less than 0.05%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL CORE INCOME FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2021

The Fund’s performance figures* for the periods ended March 31, 2021, compared to its benchmark:

					Annualized
			Annualized	Annualized	Inception**-
	Six Months	One Year	Three Year	Five Year	March 31, 2021
Sierra Tactical Core Income Fund – Class A	2.77%	7.41%	3.65%	3.89%	3.91%
Sierra Tactical Core Income Fund – Class A with load	(3.13%)	1.22%	1.62%	2.67%	3.24%
Sierra Tactical Core Income Fund – Class C	2.44%	6.77%	3.02%	3.27%	3.28%
Sierra Tactical Core Income Fund – Investor Class	2.72%	7.40%	3.64%	3.88%	3.92%
Sierra Tactical Core Income Fund – Instl Class	2.99%	7.88%	4.07%	4.28%	4.26%
Bloomberg Barclays U.S. Aggregate Bond Index	(2.73%)	0.71%	4.65%	3.10%	2.99%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s returns would have been lower had the adviser not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual operating expenses before waiver are 2.00% for each of Class A and Investor Class, 1.60% for Instl Class and 2.60% for Class C shares per the January 28, 2021 prospectus. The Fund’s total annual operating expenses after waiver are 1.99% for each of Class A and Investor Class, 1.60% for Instl Class and 2.59% for Class C shares per the January 28, 2021 prospectus. Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Fund’s inception date is December 27, 2011.

The Bloomberg Barclays U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion, representing 43% of the total U.S. bond market. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

SIERRA TACTICAL CORE INCOME FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2021

The Fund’s asset classes as of March 31, 2021, are as follows:

Asset Class	% of Net Assets
Mutual Funds
Fixed Income	82.0%
Alternative	1.9%
Equity	1.9%
Mixed Allocation	0.4%
Short-Term Investment Money Market Fund	14.0%
Liabilities in Excess of Other Assets	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL MUNICIPAL FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2021

The Fund’s performance figures* for the periods ended March 31, 2021, compared to its benchmark:

			Annualized	Annualized
			Inception**-	Inception***-
	Six Months	One Year	March 31, 2021	March 31, 2021
Sierra Tactical Municipal Fund – Class A	4.53%	9.67%	5.39%	—
Sierra Tactical Municipal Fund – Class A with load	(1.48%)	3.37%	2.65%	—
Sierra Tactical Municipal Fund – Class C	4.16%	8.83%	—	2.24%
Sierra Tactical Municipal Fund – Investor Class	4.43%	9.48%	5.12%	—
Sierra Tactical Municipal Fund – Instl Class	4.61%	9.91%	5.54%	—
Sierra Tactical Municipal Fund – Special Shares	4.68%	9.99%	5.68%	—
Bloomberg Barclays Municipal Bond Index	1.46%	5.51%	5.49%	3.34%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s returns would have been lower had the adviser not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual operating expenses before waiver are 1.93% for Class A shares, 2.68% for Class C shares, 2.08% for Investor Class, 1.68% for Instl Class and 1.62% for Special Class shares per the January 28, 2021 prospectus. After fee waivers and reimbursements, the Fund’s total annual operating expenses are 1.81% for Class A shares, 2.56% for Class C shares, 1.96% for Investor Class, 1.63% for Instl Class and 1.50% for Special Class shares per the January 28, 2021 prospectus. Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Sierra Tactical Municipal Fund Class A, Investor, Institutional and Special Class shares inception date is December 27, 2018.

***	The Sierra Tactical Municipal Fund Class C inception date is September 10, 2019.

The Bloomberg Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

SIERRA TACTICAL MUNICIPAL FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2021

The Fund’s asset classes as of March 31, 2021, are as follows:

Asset Class	% of Net Assets
Mutual Funds
Fixed Income	2.0%
Short-Term Investments
Money Market Funds	98.0%
Other, Cash & Cash Equivalents	0.0	% ^
	100.0%

^	Represents amount less than 0.05%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL BOND FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2021

The Fund’s performance figures* for the period ended March 31, 2021, compared to its benchmark:

			Annualized
			Inception**-
	Six Months	One Year	March 31, 2021
Sierra Tactical Bond Fund – Class A	4.14%	8.84%	12.46%
Sierra Tactical Bond Fund – Class A with load	(1.85%)	2.58%	8.09%
Sierra Tactical Bond Fund – Class C	3.75%	8.03%	11.83%
Sierra Tactical Bond Fund – Investor Class	4.07%	8.70%	12.31%
Sierra Tactical Bond Fund – Instl Class	4.26%	9.10%	12.73%
Bloomberg Barclays U.S. Aggregate Bond Index	(2.73%)	0.71%	2.58%
ICE Bank of America Merrill Lynch U.S. High Yield Master II Index	7.44%	23.31%	6.56%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.01% for Class A shares, 2.76% for Class C shares, 2.16% for Investor Class, and 1.76% for Instl Class shares per the January 28, 2021 prospectus. Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Sierra Tactical Bond Fund Class A, Class C, Investor, and Institutional Class shares inception date is October 1, 2019.

The Bloomberg Barclays U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion, representing 43% of the total U.S. bond market. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

The ICE Bank of America Merrill Lynch U.S. High Yield Master II Index tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one-year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million. In addition, qualifying securities must have risk exposure to countries that are members of the FX-G10, Western Europe or territories of the US and Western Europe. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

SIERRA TACTICAL BOND FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2021

The Fund’s asset classes as of March 31, 2021, are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds
Fixed Income	7.0%
Mutual Funds
Fixed Income	63.5%
Short-Term Investment
Money Market Fund	29.1%
Other, Cash & Cash Equivalents	0.4%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Sierra Tactical All Asset Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Value
	MUTUAL FUNDS - 79.0%
	ALTERNATIVE - 13.0%
1	361 Managed Futures Fund - Class I **	$11
1,910,717	AQR Diversified Arbitrage Fund - R6	14,559,667
1,264,991	JPMorgan Hedged Equity Fund - Class I	31,650,083
1,557,996	LoCorr Long/Short Commodities Strategy Fund - Class I	15,875,984
1,016,392	The Arbitrage Fund - Institutional Class	13,639,981
1,447,126	The Merger Fund - Investor Class	25,440,470
75,348	Water Island Event Driven Fund - Class I	849,925
		102,016,121
	COMMODITY - 0.4%
457,263	Neuberger Berman Commodity Strategy Fund - Institutional Class	2,935,625

	EQUITY - 8.0%
1,869,176	Fidelity Real Estate Income Fund - Retail Class	23,364,695
4,503,415	Invesco SteelPath MLP Select 40 Fund - Class Y	23,868,100
1	JPMorgan Emerging Markets Equity Fund - Class I	43
946,721	Pear Tree Polaris Foreign Value Small Cap Fund - Institutional Class	15,658,758
1	Virtus KAR Small-Cap Core Fund - Class I	58
1	Virtus KAR Small-Cap Growth Fund - Class I	58
		62,891,712
	FIXED INCOME - 56.9%
1,544,022	BlackRock High Yield Bond Portfolio - Institutional Class	11,997,050
805,455	Cohen & Steers Low Duration Preferred and Income Fund, Inc. - Class I	8,110,931
2,532,611	Cohen & Steers Preferred Securities and Income Fund, Inc. - Class I	35,988,406
809,077	Deer Park Total Return Credit Fund - Class I	8,527,676
423,014	Doubleline Income Fund - Class I	3,925,566
5,874,177	DoubleLine Low Duration Bond Fund - Class I	58,565,545
7,076	DoubleLine Total Return Bond Fund - Class I	74,017
296,504	Guggenheim Floating Rate Strategies Fund - Institutional Class	7,379,977
534,995	Holbrook Income Fund - Class I	5,692,345
1,442,453	Invesco Income Fund - Class Y	11,496,353
2,497,820	Nuveen Preferred Securities Fund - Class I	44,036,568
5,090,956	PIMCO International Bond Fund U.S. Dollar-Hedged - Institutional Class	55,491,419
13	PIMCO International Bond Fund Unhedged - Institutional Class	130
1,275,274	PIMCO Preferred and Capital Security Fund - Institutional Class	14,155,543
5,077,913	PIMCO Short Asset Investment Fund - Institutional Class	50,779,125
3,442,204	Principal Spectrum Preferred and Capital Income Fund - Institutional Class	35,695,654
302,305	Putnam Diversified Income Trust - Class Y	2,040,556
3,484,377	Putnam Ultra Short Duration Income Fund - Class Y	35,157,369
283,664	Salient Select Income Fund - Institutional Class	5,789,577

See accompanying notes to financial statements.

Sierra Tactical All Asset Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

Shares		Value
	FIXED INCOME (continued) - 56.9%
885,027	Victory Floating Rate Fund - Class Y	$8,310,399
405,527	Victory INCORE Investment Grade Convertible Fund - Class I	7,851,012
3,624,202	Voya Securitized Credit Fund - Class I	35,118,520
		446,183,738
	MIXED ALLOCATION - 0.7%
303,008	Orinda Income Opportunities Fund - Class I	5,420,812

	TOTAL MUTUAL FUNDS (Cost $601,067,393)	619,448,008

	SHORT-TERM INVESTMENT - 21.0%
	MONEY MARKET FUND - 21.0%
164,883,023	Goldman Sachs Financial Square Government Fund - Institutional Class to Yield 0.04% * (Cost $164,883,023)	164,883,023

	TOTAL INVESTMENTS - 100.0% (Cost $765,950,416)	$784,331,031
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(117,062)
	NET ASSETS - 100.0%	$784,213,969

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2021.

**	Non-Income producing security.

See accompanying notes to financial statements.

Sierra Tactical Core Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Value
	MUTUAL FUNDS - 86.2%
	ALTERNATIVE - 1.9%
3,616,616	DoubleLine Flexible Income Fund - Class I	$34,900,343

	EQUITY - 1.9%
6,168,722	Invesco SteelPath MLP Select 40 Fund - Class Y	32,694,226
511,828	MainGate MLP Fund - Class I	2,461,893
		35,156,119
	FIXED INCOME - 82.0%
6,403,719	Angel Oak Multi-Strategy Income Fund - Institutional Class	66,406,569
1,087,707	Ashmore Emerging Markets Corporate Income Fund - Institutional Class	8,995,333
2,578,968	BlackRock High Yield Bond Portfolio - Institutional Class	20,038,583
12,675,505	Cohen & Steers Preferred Securities and Income Fund, Inc. - Class I	180,118,930
8,837,533	Columbia Mortgage Opportunities Fund - Institutional 3 Class	96,417,481
5,698,034	Credit Suisse Floating Rate High Income Fund - Institutional Class	37,550,047
2,655,138	Deer Park Total Return Credit Fund - Class I	27,985,151
13,432,978	DoubleLine Low Duration Bond Fund - Class I	133,926,792
12,503	DoubleLine Total Return Bond Fund - Class I	130,781
2,547,701	Fidelity Capital & Income Fund - Retail Class	28,177,574
9,733	Goldman Sachs High Yield Floating Rate Fund - Institutional Class	91,098
612,788	Guggenheim Floating Rate Strategies Fund - Institutional Class	15,252,301
2,891,417	Invesco High Yield Municipal Fund - Class Y	29,694,850
908,102	Invesco Income Fund - Class Y	7,237,576
7,217,542	Invesco Senior Floating Rate Fund - Class Y	49,656,687
7,814,530	JPMorgan High Yield Fund - Class I	56,186,474
1,905,403	JPMorgan Income Fund - Class I	18,101,330
4,561,232	Morgan Stanley Global Fixed Income Opportunities Fund - Class I	26,409,531
436,381	Nationwide Amundi Strategic Income Fund - Institutional Class	4,581,999
5,256,141	Nuveen Preferred Securities Fund - Class I	92,665,761
1,810,574	Osterweis Strategic Income Fund	20,586,221
247	PIMCO Emerging Markets Local Currency and Bond Fund - Institutional Class	1,590
16,575,899	PIMCO International Bond Fund U.S. Dollar-Hedged - Institutional Class	180,677,301
47	PIMCO International Bond Fund Unhedged - Institutional Class	479
10,597,537	PIMCO Short Asset Investment Fund - Institutional Class	105,975,370
13,944,268	Principal Spectrum Preferred and Capital Income Fund - Institutional Class	144,602,055
515,207	Putnam Mortgage Opportunities Fund - Class I	4,976,899
6,444,244	Putnam Ultra Short Duration Income Fund - Class Y	65,022,423
208,850	Salient Select Income Fund Institutional - Class	4,262,626
6,376,235	Thompson Bond Fund - Retail Class	69,819,772
936,544	Victory Floating Rate Fund - Class Y	8,794,148
		1,504,343,732

	MIXED ALLOCATION - 0.4%
854,420	Fidelity Strategic Real Return Fund - Class Z	7,501,810

	TOTAL MUTUAL FUNDS (Cost $1,532,826,038)	1,581,902,004

See accompanying notes to financial statements.

Sierra Tactical Core Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Value
	SHORT-TERM INVESTMENT - 14.0%
	MONEY MARKET FUND - 14.0%
256,225,058	Goldman Sachs Financial Square Government Fund - Institutional Class to Yield 0.04% * (Cost $256,225,058)	$256,225,058

	TOTAL INVESTMENTS - 100.2% (Cost $1,789,051,096)	$1,838,127,062
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(3,113,372)
	NET ASSETS - 100%	$1,835,013,690

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2021.

See accompanying notes to financial statements.

Sierra Tactical Municipal Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Value
	MUTUAL FUNDS - 2.0%
	FIXED INCOME - 2.0%
12,080	BlackRock High Yield Municipal Fund - Institutional Class	$124,060
494,233	Robinson Tax Advantaged Income Fund - Institutional Class	4,808,885
	TOTAL MUTUAL FUNDS (Cost $4,897,219)	4,932,945

	SHORT-TERM INVESTMENTS - 98.0%
	MONEY MARKET FUNDS - 98.0%
158,408,144	Blackrock Liquidity Funds Municash Portfolio Government Fund - Institutional Class to Yield 0.01% * +	158,439,826
81,323,026	Goldman Sachs Financial Square Government Fund - Institutional Class to Yield 0.04% *	81,323,026

	TOTAL SHORT-TERM INVESTMENTS (Cost $239,762,851)	239,762,852

	TOTAL INVESTMENTS - 100.0% (Cost $244,660,070)	$244,695,797
	OTHER ASSETS LESS LIABILITIES - 0.0%	61,638
	NET ASSETS - 100.0%	$244,757,435

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2021.

See accompanying notes to financial statements.

Sierra Tactical Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Value
	EXCHANGE TRADED FUNDS - 7.0%
	FIXED INCOME - 7.0%
622,400	iShares iBoxx High Yield Corporate Bond ETF	$54,260,832
501,175	SPDR Bloomberg Barclays High Yield Bond ETF	54,527,840
	TOTAL EXCHANGE TRADED FUNDS (Cost $104,796,897)	108,788,672

	MUTUAL FUNDS - 63.5%
	FIXED INCOME - 63.5%
555,611	Aberdeen Global High Income Fund - Class I	4,555,991
593,468	Barings Global Credit Income Opportunities Fund - Class Y	5,323,409
15,475,293	BlackRock High Yield Bond Portfolio - Institutional Class	120,243,024
4,479,901	City National Rochdale Fixed Income Opportunities Fund - Class N	104,292,094
850,671	Credit Suisse Strategic Income Fund - Class I	8,583,270
495,224	Crossingbridge Low Duration High Yield Fund - Institutional Class	5,056,235
17,915,919	Fidelity Capital & Income Fund - Retail Class	198,150,068
644,529	Frost Credit Fund - Institutional Class	6,425,925
24,729,153	JPMorgan High Yield Fund - Class I	177,802,610
633,601	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class I	6,095,237
5,424,080	Neuberger Berman High Income Bond Fund - Institutional Class	47,297,979
872,552	Nuveen High Yield Income Fund - Class I	16,997,318
10,855,469	Osterweis Strategic Income Fund - Investor Class	123,426,681
2,341,535	Payden High Income Fund - Investor Class	15,875,423
1,277,281	PIMCO High Yield Spectrum Fund - Institutional Class	12,811,126
848,617	Pioneer Global High Yield Fund - Class Y	7,119,893
13,020,420	Principal Funds Inc - High Income Fund - Institutional Class	94,137,639
4,199,939	Putnam High Yield Fund - Class Y	26,291,620
683,652	RiverPark Strategic Income Fund - Institutional Class	6,316,948
	TOTAL MUTUAL FUNDS (Cost $959,850,409)	986,802,490

	SHORT-TERM INVESTMENT - 29.1%
	MONEY MARKET FUND - 29.1%
453,026,252	Goldman Sachs Financial Square Government Fund - Institutional Class to Yield 0.04% * (Cost $453,026,252)	453,026,252

	TOTAL INVESTMENTS - 99.6% (Cost $1,517,673,558)	$1,548,617,414
	OTHER ASSETS LESS LIABILITIES - 0.4%	5,634,934
	NET ASSETS - 100.0%	$1,554,252,348

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2021.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2021

	Sierra Tactical All	Sierra Tactical Core	Sierra Tactical	Sierra Tactical Bond
	Asset Fund	Income Fund	Municipal Fund	Fund
ASSETS
Investment securities:
At cost	$765,950,416	$1,789,051,096	$244,660,070	$1,517,673,558
At value	$784,331,031	$1,838,127,062	$244,695,797	$1,548,617,414
Receivable for Fund shares sold	1,309,484	2,899,394	524,564	7,763,949
Dividends and interest receivable	111,840	416,886	4,069	599,821
Prepaid expenses and other assets	75,808	125,628	98,875	143,558
TOTAL ASSETS	785,828,163	1,841,568,970	245,323,305	1,557,124,742

LIABILITIES
Payable for investments purchased	—	1,128,488	—	—
Payable for Fund shares repurchased	563,253	3,648,006	333,382	1,317,842
Investment advisory fees payable	827,198	1,149,892	153,135	1,340,692
Distribution (12b-1) fees payable	55,084	185,182	532	17,088
Payable to related parties	77,182	233,265	26,211	103,753
Accrued expenses and other liabilities	91,477	210,447	52,610	93,019
TOTAL LIABILITIES	1,614,194	6,555,280	565,870	2,872,394
NET ASSETS	$784,213,969	$1,835,013,690	$244,757,435	$1,554,252,348

Net Assets Consist Of:
Paid in capital	$753,179,536	$1,793,047,623	$236,294,155	$1,518,195,623
Distributable Earnings	31,034,433	41,966,067	8,463,280	36,056,725
NET ASSETS	$784,213,969	$1,835,013,690	$244,757,435	$1,554,252,348

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
March 31, 2021

	Sierra Tactical All		Sierra Tactical Core	Sierra Tactical	Sierra Tactical Bond
	Asset Fund		Income Fund	Municipal Fund	Fund
Net Asset Value Per Share:
Class A:
Net Assets	$30,403,008		$63,500,896	$2,829,350	$9,114,639
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,270,579		2,917,221	105,558	332,424
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$23.93		$21.77	$26.80	$27.42
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$25.39		$23.10	$28.44	$29.09

Class C:
Net Assets	$48,253,980		$160,608,222	$676,204	$14,072,432
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,002,397		7,399,871	25,358	514,146
Net asset value (Net Assets ÷ Shares Outstanding) , offering price and redemption price per share	$24.10		$21.70	$26.67	$27.37

Investor Class:
Net Assets	$16,094,197		$79,734,319	$3,536,940	$17,021,109
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	673,858		3,656,905	132,018	620,562
Net asset value (Net Assets ÷ Shares Outstanding, offering price ) and redemption price per share	$23.88		$21.80	$26.79	$27.43

Instl Class:
Net Assets	$677,625,875		$1,531,170,253	$237,360,032	$1,514,044,168
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	28,574,242		70,665,755	8,881,938	55,174,593
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$23.71	(b)	$21.67	$26.72	$27.44

Special Shares:
Net Assets				$354,909
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)				13,263
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share				$26.76

Class A1:
Net Assets	$3,840,679
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	158,849
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$24.18
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$25.66

Class I1:
Net Assets	$7,996,230
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	332,121
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$24.08

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on redemptions within 18 months of purchase.

(b)	The Net Asset Value (“NAV”) and offering price shown above differs from the traded NAV on March 31, 2021 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2021

	Sierra Tactical All	Sierra Tactical Core	Sierra Tactical	Sierra Tactical
	Asset Fund	Income Fund	Municipal Fund	Bond Fund
INVESTMENT INCOME
Dividends	$14,513,530	$38,600,482	$3,686,079	$30,199,363
Interest	8,293	12,399	3,873	15,700
TOTAL INVESTMENT INCOME	14,521,823	38,612,881	3,689,952	30,215,063

EXPENSES
Investment advisory fees	4,679,906	6,501,044	842,903	6,760,026
Distribution (12b-1) fees:
Class A	39,415	135,559	3,450	8,209
Class C	244,723	757,458	1,916	38,073
Investor Class	20,349	160,971	5,609	26,997
Class A1	6,827	—	—	—
Class I1	10,499	—	—	—
Third party administrative servicing fee	296,776	684,435	112,434	566,195
Administrative services fees	187,716	425,391	56,856	272,738
Registration fees	72,575	79,973	45,106	55,693
Accounting services fees	45,542	105,025	20,105	64,381
Transfer agent fees	31,232	195,142	21,269	42,666
Printing and postage expenses	25,219	52,916	20,727	37,670
Professional fees	18,328	17,364	16,957	17,189
Custodian fees	17,866	75,480	15,569	43,883
Compliance officer fees	13,046	20,858	8,917	12,821
Trustees fees and expenses	7,155	7,169	7,153	7,171
Insurance expense	6,481	15,920	2,233	7,361
Other expenses	8,021	23,348	6,452	22,007
TOTAL EXPENSES	5,731,676	9,258,053	1,187,656	7,983,080

Less: Fees waived by the Adviser	—	—	(51,365)	—

NET EXPENSES	5,731,676	9,258,053	1,136,291	7,983,080
NET INVESTMENT INCOME	8,790,147	29,354,828	2,553,661	22,231,983

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	18,614,802	8,741,033	15,449,171	(3,734,123)
Distributions of capital gains from underlying investment companies	421,585	1,277,441	19,401	51
	19,036,387	10,018,474	15,468,572	(3,734,072)

Net change in unrealized appreciation (depreciation) of investments	346,705	8,125,311	(8,111,201)	33,034,156
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	19,383,092	18,143,785	7,357,371	29,300,084

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,173,239	$47,498,613	$9,911,032	$51,532,067

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2021	September 30,
	(Unaudited)	2020
FROM OPERATIONS
Net investment income	$8,790,147	$9,560,338
Net realized gain (loss) from security transactions	18,614,802	(5,317,177)
Distributions of capital gains from underlying investment companies	421,585	150,851
Net change in unrealized appreciation of investments	346,705	12,558,163
Net increase in net assets resulting from operations	28,173,239	16,952,175

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(4,459)
Class C	—	(6,741)
Class I	—	(2,310)
Class R	—	(83,636)
Class AI	—	(450)
Class I1	—	(441)
Total other distributions paid:
Class A	(321,917)	(551,010)
Class C	(316,635)	(527,445)
Investor Class	(166,202)	(254,336)
Instl Class	(7,582,369)	(9,688,257)
Class A1	(32,562)	(50,851)
Class I1	(40,707)	(50,621)
Net decrease in net assets resulting from distributions to shareholders	(8,460,392)	(11,220,557)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,000,376	3,894,407
Class C	2,319,466	6,617,361
Investor Class	272,051	3,731,354
Instl Class	168,973,824	316,948,874
Class A1	605,437	332,833
Class I1	5,164,464	688,061
Net asset value of shares issued in reinvestment of distributions:
Class A	310,879	539,786
Class C	305,433	515,428
Investor Class	155,845	231,527
Instl Class	7,474,394	9,667,249
Class A1	26,786	40,606
Class I1	37,489	43,385
Payments for shares redeemed:
Class A	(3,676,214)	(7,390,144)
Class C	(4,150,649)	(11,617,390)
Investor Class	(1,259,452)	(3,028,108)
Instl Class	(110,961,641)	(223,298,720)
Class A1	(121,982)	(656,073)
Class I1	(444,135)	(1,522,574)
Net increase in net assets resulting from shares of beneficial interest	66,032,371	95,737,862

TOTAL INCREASE IN NET ASSETS	85,745,218	101,469,480

NET ASSETS
Beginning of Period	698,468,751	596,999,271
End of Period	$784,213,969	$698,468,751

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2021	September 30,
	(Unaudited)	2020
SHARE ACTIVITY
Class A:
Shares Sold	41,703	167,460
Shares Reinvested	12,957	23,295
Shares Redeemed	(153,755)	(317,913)
Net decrease in shares of beneficial interest outstanding	(99,095)	(127,158)

Class C:
Shares Sold	96,313	284,450
Shares Reinvested	12,634	21,997
Shares Redeemed	(172,761)	(499,525)
Net decrease in shares of beneficial interest outstanding	(63,814)	(193,078)

Investor Class:
Shares Sold	11,047	162,795
Shares Reinvested	6,509	10,014
Shares Redeemed	(53,281)	(131,542)
Net increase (decrease) in shares of beneficial interest outstanding	(35,725)	41,267

Instl Class:
Shares Sold	7,144,340	13,888,157
Shares Reinvested	314,431	421,331
Shares Redeemed	(4,681,206)	(9,759,654)
Net increase in shares of beneficial interest outstanding	2,777,565	4,549,834

Class A1
Shares Sold	24,795	14,332
Shares Reinvested	1,105	1,732
Shares Redeemed	(5,056)	(28,199)
Net increase (decrease) in shares of beneficial interest outstanding	20,844	(12,135)

Class I1
Shares Sold	213,638	29,306
Shares Reinvested	1,554	1,858
Shares Redeemed	(18,461)	(65,609)
Net increase (decrease) in shares of beneficial interest outstanding	196,731	(34,445)

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2021	September 30,
	(Unaudited)	2020
FROM OPERATIONS
Net investment income	$29,354,828	$39,346,288
Net realized gain (loss) from security transactions	8,741,033	(18,311,214)
Distributions of capital gains from underlying investment companies	1,277,441	569,383
Net change in unrealized appreciation of investments	8,125,311	18,501,465
Net increase in net assets resulting from operations	47,498,613	40,105,922

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(1,001,830)	(1,677,916)
Class C	(1,844,787)	(2,724,965)
Investor Class	(1,208,781)	(1,870,051)
Instl Class	(24,641,204)	(34,094,518)
Net decrease in net assets resulting from distributions to shareholders	(28,696,602)	(40,367,450)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,905,620	24,885,382
Class C	33,197,618	53,874,345
Investor Class	13,821,622	42,163,329
Instl Class	405,747,066	789,397,855
Net asset value of shares issued in reinvestment of distributions:
Class A	915,860	1,508,939
Class C	1,685,855	2,556,472
Investor Class	1,125,569	1,799,456
Instl Class	23,308,686	32,845,292
Payments for shares redeemed:
Class A	(15,037,279)	(20,970,318)
Class C	(18,590,011)	(44,159,368)
Investor Class	(13,707,580)	(34,242,482)
Instl Class	(258,681,904)	(494,950,349)
Net increase in net assets resulting from shares of beneficial interest	180,691,122	354,708,553

TOTAL INCREASE IN NET ASSETS	199,493,133	354,447,025

NET ASSETS
Beginning of Period	1,635,520,557	1,281,073,532
End of Period	$1,835,013,690	$1,635,520,557

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2021	September 30,
	(Unaudited)	2020
SHARE ACTIVITY
Class A:
Shares Sold	314,963	1,166,275
Shares Reinvested	41,793	70,272
Shares Redeemed	(683,430)	(979,499)
Net increase (decrease) in shares of beneficial interest outstanding	(326,674)	257,048

Class C:
Shares Sold	1,520,269	2,514,727
Shares Reinvested	77,085	119,262
Shares Redeemed	(853,320)	(2,072,145)
Net increase in shares of beneficial interest outstanding	744,034	561,844

Investor Class:
Shares Sold	630,412	1,960,885
Shares Reinvested	51,273	83,677
Shares Redeemed	(624,780)	(1,601,407)
Net increase in shares of beneficial interest outstanding	56,905	443,155

Instl Class:
Shares Sold	18,615,631	37,155,429
Shares Reinvested	1,068,832	1,538,285
Shares Redeemed	(11,881,648)	(23,373,570)
Net increase in shares of beneficial interest outstanding	7,802,815	15,320,144

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2021	September 30,
	(Unaudited)	2020
FROM OPERATIONS
Net investment income	$2,553,661	$4,218,282
Net realized gain (loss) from security transactions	15,449,171	(7,048,857)
Distributions of capital gains from underlying investment companies	19,401	123,253
Net change in appreciation (depreciation) of investments	(8,111,201)	4,126,362
Net increase in net assets resulting from operations	9,911,032	1,419,040

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(30,215)	(53,954)
Class C	(2,421)	(4,659)
Investor Class	(29,082)	(13,979)
Instl Class	(2,615,574)	(4,401,492)
Special Shares	(4,328)	(8,537)
Net decrease in net assets resulting from distributions to shareholders	(2,681,620)	(4,482,621)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	77,162	1,473,976
Class C	484,248	390,000
Investor Class	1,035,617	2,354,209
Instl Class	83,362,414	163,176,803
Special Shares	1,064	106,380
Net asset value of shares issued in reinvestment of distributions:
Class A	30,215	53,954
Class C	2,420	4,659
Investor Class	28,975	13,790
Instl Class	2,551,724	4,317,634
Special Shares	4,107	6,406
Payments for shares redeemed:
Class A	(26,327)	(428,901)
Class C	(204,876)	—
Investor Class	(82,443)	(18,413)
Instl Class	(52,163,649)	(88,002,351)
Special Shares	(1,236)	(152,297)
Net increase in net assets resulting from shares of beneficial interest	35,099,415	83,295,849

TOTAL INCREASE IN NET ASSETS	42,328,827	80,232,268

NET ASSETS
Beginning of Period	202,428,608	122,196,340
End of Period	$244,757,435	$202,428,608

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2021	September 30,
	(Unaudited)	2020
SHARE ACTIVITY
Class A:
Shares Sold	2,851	55,865
Shares Reinvested	1,135	2,062
Shares Redeemed	(985)	(16,507)
Net increase in shares of beneficial interest outstanding	3,001	41,420

Class C:
Shares Sold	17,966	14,795
Shares Reinvested	92	177
Shares Redeemed	(7,673)	—
Net increase in shares of beneficial interest outstanding	10,385	14,972

Investor Class:
Shares Sold	38,887	91,740
Shares Reinvested	1,088	531
Shares Redeemed	(3,083)	(706)
Net increase in shares of beneficial interest outstanding	36,892	91,565

Instl Class:
Shares Sold	3,145,446	6,307,142
Shares Reinvested	96,112	165,722
Shares Redeemed	(1,965,527)	(3,425,869)
Net increase in shares of beneficial interest outstanding	1,276,031	3,046,995

Special Shares:
Shares Sold	40	4,071
Shares Reinvested	155	244
Shares Redeemed	(47)	(5,679)
Net increase (decrease) in shares of beneficial interest outstanding	148	(1,364)

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	March 31, 2021	September 30,
	(Unaudited)	2020*
FROM OPERATIONS
Net investment income	$22,231,983	$17,454,320
Net realized gain (loss) from security transactions	(3,734,123)	57,408,295
Distributions of capital gains from underlying investment companies	51	—
Net change in appreciation (depreciation) of investments	33,034,156	(2,090,300)
Net increase in net assets resulting from operations	51,532,067	72,772,315

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(375,373)	(24,781)
Class C	(401,900)	(15,733)
Investor Class	(729,276)	(144,664)
Instl Class	(69,321,726)	(17,284,232)
Net decrease in net assets resulting from distributions to shareholders	(70,828,275)	(17,469,410)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	5,581,775	5,265,859
Class C	12,073,699	2,804,405
Investor Class	7,099,236	13,198,179
Instl Class	682,283,414	1,170,824,430
Net asset value of shares issued in reinvestment of distributions:
Class A	373,996	24,599
Class C	401,103	15,732
Investor Class	690,236	132,960
Instl Class	67,509,593	17,013,328
Payments for shares redeemed:
Class A	(1,423,176)	(544,052)
Class C	(768,776)	(332,185)
Investor Class	(2,157,999)	(2,054,538)
Instl Class	(244,826,810)	(214,939,357)
Net increase in net assets resulting from shares of beneficial interest	526,836,291	991,409,360

TOTAL INCREASE IN NET ASSETS	507,540,083	1,046,712,265

NET ASSETS
Beginning of Period	1,046,712,265	—
End of Period	$1,554,252,348	$1,046,712,265

*	Sierra Tactical Bond Fund commenced operations on October 1, 2019.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Period Ended
	March 31, 2021	September 30,
	(Unaudited)	2020*
SHARE ACTIVITY
Class A:
Shares Sold	200,820	188,404
Shares Reinvested	13,612	891
Shares Redeemed	(51,612)	(19,691)
Net increase in shares of beneficial interest outstanding	162,820	169,604

Class C:
Shares Sold	436,663	102,128
Shares Reinvested	14,623	572
Shares Redeemed	(27,654)	(12,186)
Net increase in shares of beneficial interest outstanding	423,632	90,514

Investor Class:
Shares Sold	255,929	486,208
Shares Reinvested	25,110	4,898
Shares Redeemed	(76,882)	(74,701)
Net increase in shares of beneficial interest outstanding	204,157	416,405

Instl Class:
Shares Sold	24,576,969	44,205,890
Shares Reinvested	2,454,809	632,072
Shares Redeemed	(8,762,380)	(7,932,767)
Net increase in shares of beneficial interest outstanding	18,269,398	36,905,195

*	Sierra Tactical Bond Fund commenced operations on October 1, 2019.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	2021		September 30,		September 30,	September 30,	September 30,		September 30,
Class A Shares	(Unaudited)		2020		2019	2018	2017		2016
Net asset value, beginning of period	$23.28		$23.11		$22.95	$23.41	$23.13		$22.36
Activity from investment operations:
Net investment income (1)	0.26		0.34		0.42	0.59	0.51		0.48
Net realized and unrealized gain (loss) on investments	0.63		0.22		0.16	(0.44)	0.30		0.78
Total from investment operations	0.89		0.56		0.58	0.15	0.81		1.26
Less distributions from:
Net investment income	(0.24)		(0.35)		(0.42)	(0.61)	(0.53)		(0.49)
Net realized gains	—		(0.04)		—	—	—		—
Return of capital	—		(0.00	) (7)	—	—	—		—
Total distributions	(0.24)		(0.39)		(0.42)	(0.61)	(0.53)		(0.49)
Net asset value, end of period	$23.93		$23.28		$23.11	$22.95	$23.41		$23.13
Total return (2)	3.89	% (9)	2.41%		2.59%	0.65%	3.57%		5.72%
Net assets, at end of period (000s)	$30,403		$31,880		$34,599	$36,946	$42,144		$53,733
Ratio of gross expenses to average net assets (3)	1.69	% (8)	1.70%		1.74%	1.73%	1.70	% (6)	1.75%
Ratio of net expenses to average net assets (3)	1.69	% (8)	1.70%		1.74%	1.73%	1.72	% (5)	1.75%
Ratio of net investment income to average net assets (3)(4)	2.20	% (8)	1.48%		1.83%	2.52%	2.29%		2.13%
Portfolio Turnover Rate	86	% (9)	310%		320%	153%	156%		153%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(6)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(7)	Less than $0.01.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	2021		September 30,		September 30,	September 30,	September 30,		September 30,
Class C Shares	(Unaudited)		2020		2019	2018	2017		2016
Net asset value, beginning of period	$23.44		$23.30		$23.13	$23.59	$23.30		$22.52
Activity from investment operations:
Net investment income (1)	0.18		0.17		0.25	0.42	0.34		0.31
Net realized and unrealized gain (loss) on investments	0.64		0.21		0.17	(0.44)	0.30		0.79
Total from investment operations	0.82		0.38		0.42	(0.02)	0.64		1.10
Less distributions from:
Net investment income	(0.16)		(0.20)		(0.25)	(0.44)	(0.35)		(0.32)
Net realized gains	—		(0.04)		—	—	—		—
Return of capital	—		(0.00	) (7)	—	—	—		—
Total distributions	(0.16)		(0.24)		(0.25)	(0.44)	(0.35)		(0.32)
Net asset value, end of period	$24.10		$23.44		$23.30	$23.13	$23.59		$23.30
Total return (2)	3.48	% (9)	1.66%		1.83%	(0.11)%	2.81%		4.93%
Net assets, at end of period (000s)	$48,254		$48,432		$52,649	$61,939	$67,075		$80,103
Ratio of gross expenses to average net assets (3)	2.44	% (8)	2.45%		2.49%	2.48%	2.45	% (6)	2.50%
Ratio of net expenses to average net assets (3)	2.44	% (8)	2.45%		2.49%	2.48%	2.47	% (5)	2.50%
Ratio of net investment income to average net assets (3)(4)	1.44	% (8)	0.74%		1.07%	1.77%	1.54%		1.37%
Portfolio Turnover Rate	86	% (9)	310%		320%	153%	156%		153%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(6)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(7)	Less than $0.01.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	2021		September 30,		September 30,	September 30,	September 30,		September 30,
Investor Class	(Unaudited)		2020		2019	2018	2017		2016
Net asset value, beginning of period	$23.22		$23.08		$22.91	$23.38	$23.09		$22.32
Activity from investment operations:
Net investment income (1)	0.26		0.33		0.41	0.57	0.51		0.47
Net realized and unrealized gain (loss) on investments	0.64		0.20		0.18	(0.43)	0.31		0.79
Total from investment operations	0.90		0.53		0.59	0.14	0.82		1.26
Less distributions from:
Net investment income	(0.24)		(0.35)		(0.42)	(0.61)	(0.53)		(0.49)
Net realized gains	—		(0.04)		—	—	—		—
Return of capital	—		(0.00	) (7)	—	—	—		—
Total distributions	(0.24)		(0.39)		(0.42)	(0.61)	(0.53)		(0.49)
Net asset value, end of period	$23.88		$23.22		$23.08	$22.91	$23.38		$23.09
Total return (2)	3.90	% (9)	2.33%		2.63%	0.60%	3.62%		5.71%
Net assets, at end of period (000s)	$16,094		$16,479		$15,425	$19,760	$27,778		$37,452
Ratio of gross expenses to average net assets (3)	1.69	% (8)	1.70%		1.74%	1.73%	1.69	% (6)	1.75%
Ratio of net expenses to average net assets (3)	1.69	% (8)	1.70%		1.74%	1.73%	1.72	% (5)	1.75%
Ratio of net investment income to average net assets (3)(4)	2.18	% (8)	1.44%		1.83%	2.46%	2.28%		2.11%
Portfolio Turnover Rate	86	% (9)	310%		320%	153%	156%		153%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(6)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(7)	Less than $0.01.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	2021		September 30,		September 30,	September 30,	September 30,		September 30,
Instl Class	(Unaudited)		2020		2019	2018	2017		2016
Net asset value, beginning of period	$23.08		$22.91		$22.75	$23.22	$22.95		$22.19
Activity from investment operations:
Net investment income (1)	0.28		0.38		0.47	0.64	0.55		0.54
Net realized and unrealized gain (loss) on investments	0.62		0.24		0.17	(0.44)	0.31		0.77
Total from investment operations	0.90		0.62		0.64	0.20	0.86		1.31
Less distributions from:
Net investment income	(0.27)		(0.41)		(0.48)	(0.67)	(0.59)		(0.55)
Net realized gains	—		(0.04)		—	—	—		—
Return of capital	—		(0.00	) (8)	—	—	—		—
Total distributions	(0.27)		(0.45)		(0.48)	(0.67)	(0.59)		(0.55)
Net asset value, end of period	$23.71		$23.08		$22.91	$22.75	$23.22		$22.95
Total return (2)	3.96	% (10)	2.73%		2.87%	0.86%	3.82%		5.99%
Net assets, at end of period (000s)	$677,626		$595,260		$486,871	$442,358	$350,668		$279,566
Ratio of gross expenses to average net assets (3)(4)	1.44	% (9)	1.45%		1.49%	1.48%	1.45	% (7)	1.50%
Ratio of net expenses to average net assets (4)	1.44	% (9)	1.45%		1.49%	1.48%	1.50	% (6)	1.50%
Ratio of net investment income to average net assets (4)(5)	2.44	% (9)	1.67%		2.08%	2.77%	2.49%		2.41%
Portfolio Turnover Rate	86	% (10)	310%		320%	153%	156%		153%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Less than $0.01.

(9)	Annualized.

(10)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	2021		September 30,		September 30,	September 30,	September 30,		September 30,
Class A1 Shares	(Unaudited)		2020		2019	2018	2017		2016
Net asset value, beginning of period	$23.52		$23.35		$23.18	$23.65	$23.35		$22.58
Activity from investment operations:
Net investment income (1)	0.24		0.31		0.38	0.56	0.48		0.46
Net realized and unrealized gain (loss) on investments	0.65		0.21		0.18	(0.45)	0.31		0.77
Total from investment operations	0.89		0.52		0.56	0.11	0.79		1.23
Less distributions from:
Net investment income	(0.23)		(0.31)		(0.39)	(0.58)	(0.49)		(0.46)
Net realized gains	—		(0.04)		—	—	—		—
Return of capital	—		(0.00	) (8)	—	—	—		—
Total distributions	(0.23)		(0.35)		(0.39)	(0.58)	(0.49)		(0.46)
Net asset value, end of period	$24.18		$23.52		$23.35	$23.18	$23.65		$23.35
Total return (2)	3.78	% (10)	2.26%		2.45%	0.47%	3.47%		5.53%
Net assets, at end of period (000s)	$3,841		$3,246		$3,506	$3,802	$3,118		$3,255
Ratio of gross expenses to average net assets (3)(4)	1.84	% (9)	1.85%		1.89%	1.88%	1.85	% (7)	1.90%
Ratio of net expenses to average net assets (4)	1.84	% (9)	1.85%		1.89%	1.88%	1.87	% (6)	1.90%
Ratio of net investment income to average net assets (4)(5)	1.99	% (9)	1.36%		1.67%	2.38%	2.14%		2.01%
Portfolio Turnover Rate	86	% (10)	310%		320%	153%	156%		153%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges (Class A1) and assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Less than $0.01.

(9)	Annualized.

(10)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	2021		September 30,		September 30,	September 30,	September 30,		September 30,
ClassI 1 Shares	(Unaudited)		2020		2019	2018	2017		2016
Net asset value, beginning of period	$23.43		$23.26		$23.08	$23.54	$23.25		$22.47
Activity from investment operations:
Net investment income (1)	0.19		0.31		0.38	0.52	0.48		0.44
Net realized and unrealized gain (loss) on investments	0.69		0.21		0.19	(0.41)	0.30		0.79
Total from investment operations	0.88		0.52		0.57	0.11	0.78		1.23
Less distributions from:
Net investment income	(0.23)		(0.31)		(0.39)	(0.57)	(0.49)		(0.45)
Net realized gains	—		(0.04)		—	—	—		—
Return of capital	—		(0.00	)(8)	—	—	—		—
Total distributions	(0.23)		(0.35)		(0.39)	(0.57)	(0.49)		(0.45)
Net asset value, end of period	$24.08		$23.43		$23.26	$23.08	$23.54		$23.25
Total return (2)	3.75	% (10)	2.27%		2.50%	0.45%	3.43%		5.56%
Net assets, at end of period (000s)	$7,996		$3,172		$3,950	$5,899	$11,205		$15,022
Ratio of gross expenses to average net assets (3)(4)	1.84	% (9)	1.85%		1.89%	1.88%	1.85	% (7)	1.90%
Ratio of net expenses to average net assets (4)	1.84	% (9)	1.85%		1.89%	1.88%	1.86	% (6)	1.90%
Ratio of net investment income to average net assets (4)(5)	1.54	% (9)	1.32%		1.68%	2.20%	2.12%		1.95%
Portfolio Turnover Rate	86	% (10)	310%		320%	153%	156%		153%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Less than $0.01.

(9)	Annualized.

(10)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	2021		September 30,		September 30,	September 30,	September 30,		September 30,
Class A Shares	(Unaudited)		2020		2019	2018	2017		2016
Net asset value, beginning of period	$21.50		$21.51		$20.96	$21.44	$21.33		$20.45
Activity from investment operations:
Net investment income (1)	0.34		0.53		0.51	0.62	0.61		0.55
Net realized and unrealized gain (loss) on investments	0.26		0.00	(7)	0.56	(0.51)	0.09		0.90
Total from investment operations	0.60		0.53		1.07	0.11	0.70		1.45
Less distributions from:
Net investment income	(0.33)		(0.54)		(0.52)	(0.59)	(0.59)		(0.57)
Net realized gains	—		(0.00	)(7)	—	—	—		—
Total distributions	(0.33)		(0.54)		(0.52)	(0.59)	(0.59)		(0.57)
Net asset value, end of period	$21.77		$21.50		$21.51	$20.96	$21.44		$21.33
Total return (2)	2.77	% (9)	2.48%		5.21%	0.53%	3.34%		7.21%
Net assets, at end of period (000s)	$63,501		$69,753		$64,244	$75,143	$72,996		$55,681
Ratio of gross expenses to average net assets (3)(4)	1.35	% (8)	1.36%		1.36%	1.35%	1.34%		1.45%
Ratio of net expenses to average net assets (4)	1.35	% (8)	1.35%		1.35%	1.35%	1.34	% (6)	1.30%
Ratio of net investment income to average net assets (4)(5)	3.11	% (8)	2.47%		2.45%	2.91%	2.87%		2.65%
Portfolio Turnover Rate	62	% (9)	294%		221%	131%	119%		115%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	This ratio has been restated by 0.01% from what was presented in prior financials.

(7)	Less than $0.01.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	2021		September 30,		September 30,	September 30,	September 30,		September 30,
Class C Shares	(Unaudited)		2020		2019	2018	2017		2016
Net asset value, beginning of period	$21.44		$21.45		$20.91	$21.39	$21.29		$20.41
Activity from investment operations:
Net investment income (1)	0.27		0.40		0.39	0.49	0.48		0.43
Net realized and unrealized gain (loss) on investments	0.25		0.00	(7)	0.55	(0.50)	0.09		0.90
Total from investment operations	0.52		0.40		0.94	(0.01)	0.57		1.33
Less distributions from:
Net investment income	(0.26)		(0.41)		(0.40)	(0.47)	(0.47)		(0.45)
Net realized gains	—		(0.00	) (7)	—	—	—		—
Total distributions	(0.26)		(0.41)		(0.40)	(0.47)	(0.47)		(0.45)
Net asset value, end of period	$21.70		$21.44		$21.45	$20.91	$21.39		$21.29
Total return (2)	2.44	% (9)	1.90%		4.56%	(0.06)%	2.71%		6.61%
Net assets, at end of period (000s)	$160,608		$142,722		$130,746	$129,749	$115,067		$74,969
Ratio of gross expenses to average net assets (3)(4)	1.95	% (8)	1.96%		1.96%	1.96%	1.94%		2.05%
Ratio of net expenses to average net assets (4)	1.95	% (8)	1.95%		1.95%	1.95%	1.94	% (6)	1.90%
Ratio of net investment income to average net assets (4)(5)	2.51	% (8)	1.87%		1.84%	2.34%	2.28%		2.06%
Portfolio Turnover Rate	62	% (9)	294%		221%	131%	119%		115%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	This ratio has been restated by 0.01% from what was presented in prior financials.

(7)	Less than $0.01.

(8)	Annualized.

(9)	Not Annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2021		September 30,		September 30,	September 30,	September 30,	September 30,
Investor Class	(Unaudited)		2020		2019	2018	2017	2016
Net asset value, beginning of period	$21.54		$21.54		$20.99	$21.47	$21.36	$20.48
Activity from investment operations:
Net investment income (1)	0.34		0.53		0.51	0.63	0.61	0.57
Net realized and unrealized gain (loss) on investments	0.25		0.01		0.56	(0.52)	0.09	0.88
Total from investment operations	0.59		0.54		1.07	0.11	0.70	1.45
Less distributions from:
Net investment income	(0.33)		(0.54)		(0.52)	(0.59)	(0.59)	(0.57)
Net realized gains	—		(0.00	) (6)	—	—	—	—
Total distributions	(0.33)		(0.54)		(0.52)	(0.59)	(0.59)	(0.57)
Net asset value, end of period	$21.80		$21.54		$21.54	$20.99	$21.47	$21.36
Total return (2)	2.72	% (8)	2.53%		5.19%	0.52%	3.33%	7.21%
Net assets, at end of period (000s)	$79,734		$77,540		$68,005	$85,844	$104,978	$86,735
Ratio of gross expenses to average net assets (3)(4)	1.35	% (7)	1.36%		1.36%	1.35%	1.35%	1.45%
Ratio of net expenses to average net assets (4)	1.35	% (7)	1.35%		1.35%	1.35%	1.35%	1.30%
Ratio of net investment income to average net assets (4)(5)	3.12	% (7)	2.48%		2.44%	2.95%	2.88%	2.72%
Portfolio Turnover Rate	62	% (8)	294%		221%	131%	119%	115%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	2021		September 30,		September 30,	September 30,	September 30,		September 30,
Instl Class	(Unaudited)		2020		2019	2018	2017		2016
Net asset value, beginning of period	$21.40		$21.41		$20.87	$21.35	$21.25		$20.39
Activity from investment operations:
Net investment income (1)	0.38		0.60		0.59	0.70	0.69		0.61
Net realized and unrealized gain (loss) on investments	0.26		0.01		0.56	(0.50)	0.08		0.90
Total from investment operations	0.64		0.61		1.15	0.20	0.77		1.51
Less distributions from:
Net investment income	(0.37)		(0.62)		(0.61)	(0.68)	(0.67)		(0.65)
Net realized gains	—		(0.00	) (8)	—	—	—		—
Total distributions	(0.37)		(0.62)		(0.61)	(0.68)	(0.67)		(0.65)
Net asset value, end of period	$21.67		$21.40		$21.41	$20.87	$21.35		$21.25
Total return (2)	2.99	% (10)	2.90%		5.61%	0.94%	3.70%		7.55%
Net assets, at end of period (000s)	$1,531,170		$1,345,504		$1,018,078	$828,171	$552,839		$301,946
Ratio of gross expenses to average net assets (3)(4)	0.95	% (9)	0.96%		0.96%	0.96%	0.94	% (7)	1.05%
Ratio of net expenses to average net assets (4)	0.95	% (9)	0.96%		0.96%	0.96%	0.97	% (6)	1.00%
Ratio of net investment income to average net assets (4)(5)	3.50	% (9)	2.82%		2.83%	3.33%	3.26%		2.92%
Portfolio Turnover Rate	62	% (10)	294%		221%	131%	119%		115%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Less than $0.01.

(9)	Annualized.

(10)	Not Annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Period Ended
	2021		September 30,	September 30,
Class A Shares	(Unaudited)		2020	2019 (1)
Net asset value, beginning of period	$25.93		$26.42	$25.00
Activity from investment operations:
Net investment income (2)	0.27		0.58	0.48
Net realized and unrealized gain (loss) on investments	0.89		(0.45)	1.31
Total from investment operations	1.16		0.13	1.79
Less distributions from:
Net investment income	(0.29)		(0.59)	(0.37)
Net realized gains	—		(0.03)	—
Total distributions	(0.29)		(0.62)	(0.37)
Net asset value, end of period	$26.80		$25.93	$26.42
Total return (3)	4.53	% (8)	0.46%	7.20	% (8)
Net assets, at end of period (000s)	$2,829		$2,659	$1,616
Ratio of gross expenses to average net assets (4)(5)(7)	1.30%		1.35%	1.47%
Ratio of net expenses to average net assets (5)(7)	1.23%		1.23%	1.23%
Ratio of net investment income to average net assets (5)(6)(7)	2.08%		2.23%	2.42%
Portfolio Turnover Rate	141	% (8)	186%	26	% (8)

(1)	The Sierra Tactical Municipal Fund Class A shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Period Ended
	2021		September 30,	September 30,
Class C Shares	(Unaudited)		2020	2019 (1)
Net asset value, beginning of period	$25.80		$26.33	$26.44
Activity from investment operations:
Net investment income (2)	0.13		0.35	0.02
Net realized and unrealized gain (loss) on investments	0.93		(0.39)	(0.13)
Total from investment operations	1.06		(0.04)	(0.11)
Less distributions from:
Net investment income	(0.19)		(0.46)	—
Net realized gains	—		(0.03)	—
Total distributions	(0.19)		(0.49)	—
Net asset value, end of period	$26.67		$25.80	$26.33
Total return (3)	4.16	% (9)	(0.21)%	(0.42	)%(9)
Net assets, at end of period (000s)	$676		$386	$26	(7)
Ratio of gross expenses to average net assets (4)(5)(8)	2.05%		2.10%	2.22%
Ratio of net expenses to average net assets (5)(8)	1.98%		1.98%	1.98%
Ratio of net investment income to average net assets (5)(6)(8)	0.95%		1.36%	1.37%
Portfolio Turnover Rate	141	% (9)	186%	26	% (9)

(1)	The Sierra Tactical Municipal Fund Class C shares commenced operations on September 10, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not truncated.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Period Ended
	2021		September 30,	September 30,
Investor Class Shares	(Unaudited)		2020	2019 (1)
Net asset value, beginning of period	$25.92		$26.33	$25.00
Activity from investment operations:
Net investment income (2)	0.25		0.48	0.42
Net realized and unrealized gain (loss) on investments	0.90		(0.40)	1.28
Total from investment operations	1.15		0.08	1.70
Less distributions from:
Net investment income	(0.28)		(0.46)	(0.37)
Net realized gains	—		(0.03)	—
Total distributions	(0.28)		(0.49)	(0.37)
Net asset value, end of period	$26.79		$25.92	$26.33
Total return (3)	4.43	% (8)	0.30%	6.85	% (8)
Net assets, at end of period (000s)	$3,537		$2,465	$94
Ratio of gross expenses to average net assets (4)(5)(7)	1.45%		1.50%	1.62%
Ratio of net expenses to average net assets (5)(7)	1.38%		1.38%	1.38%
Ratio of net investment income to average net assets (5)(6)(7)	1.89%		1.86%	2.17%
Portfolio Turnover Rate	141	% (8)	186%	26	% (8)

(1)	The Sierra Tactical Municipal Fund Investor Class shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Period Ended
	2021		September 30,	September 30,
Instl Class Shares	(Unaudited)		2020	2019 (1)
Net asset value, beginning of period	$25.85		$26.35	$25.00
Activity from investment operations:
Net investment income (2)	0.30		0.64	0.49
Net realized and unrealized gain (loss) on investments	0.89		(0.45)	1.30
Total from investment operations	1.19		0.19	1.79
Less distributions from:
Net investment income	(0.32)		(0.66)	(0.44)
Net realized gains	—		(0.03)	—
Total distributions	(0.32)		(0.69)	(0.44)
Net asset value, end of period	$26.72		$25.85	$26.35
Total return (3)	4.61	% (8)	0.71%	7.20	% (8)
Net assets, at end of period (000s)	$237,360		$196,579	$120,105
Ratio of gross expenses to average net assets (4)(5)(7)	1.05%		1.10%	1.22%
Ratio of net expenses to average net assets (5)(7)	1.00%		0.98%	0.98%
Ratio of net investment income to average net assets (5)(6)(7)	2.28%		2.47%	2.52%
Portfolio Turnover Rate	141	% (8)	186%	26	% (8)

(1)	The Sierra Tactical Municipal Fund Instl Class shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Period Ended
	2021		September 30,	September 30,
Special Class Shares	(Unaudited)		2020	2019 (1)
Net asset value, beginning of period	$25.88		$26.37	$25.00
Activity from investment operations:
Net investment income (2)	0.32		0.71	0.53
Net realized and unrealized gain (loss) on investments	0.89		(0.50)	1.29
Total from investment operations	1.21		0.21	1.82
Less distributions from:
Net investment income	(0.33)		(0.67)	(0.45)
Net realized gains	—		(0.03)	—
Total distributions	(0.33)		(0.70)	(0.45)
Net asset value, end of period	$26.76		$25.88	$26.37
Total return (3)	4.68	% (8)	0.81%	7.33	% (8)
Net assets, at end of period (000s)	$355		$339	$382
Ratio of gross expenses to average net assets (4)(5)(7)	0.95%		1.04%	1.16%
Ratio of net expenses to average net assets (5)(7)	0.92%		0.92%	0.92%
Ratio of net investment income to average net assets (5)(6)(7)	2.39%		2.73%	2.68%
Portfolio Turnover Rate	141	% (8)	186%	26	% (8)

(1)	The Sierra Tactical Municipal Fund Special shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,	Period Ended
	2021	September 30,
Class A Shares	(Unaudited)	2020 (1)
Net asset value, beginning of period	$27.83	$25.00
Activity from investment operations:
Net investment income (2)	0.46	0.76
Net realized and unrealized gain on investments	0.68	2.82
Total from investment operations	1.14	3.58
Less distributions from:
Net investment income	(0.31)	(0.75)
Net realized gains	(1.24)	—
Total distributions	(1.55)	(0.75)
Net asset value, end of period	$27.42	$27.83
Total return (3)(8)	4.14%	14.50%
Net assets, at end of period (000s)	$9,115	$4,721
Ratio of gross expenses to average net assets (4)(5)(7)	1.48%	1.49%
Ratio of net expenses to average net assets (5)(7)	1.48%	1.49%
Ratio of net investment income to average net assets (5)(6)(7)	3.27%	2.72%
Portfolio Turnover Rate (8)	69%	956%

(1)	The Sierra Tactical Bond Fund Class A shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,	Period Ended
	2021	September 30,
Class C Shares	(Unaudited)	2020 (1)
Net asset value, beginning of period	$27.81	$25.00
Activity from investment operations:
Net investment income (2)	0.36	0.53
Net realized and unrealized gain on investments	0.68	2.92
Total from investment operations	1.04	3.45
Less distributions from:
Net investment income	(0.24)	(0.64)
Net realized gains	(1.24)	—
Total distributions	(1.48)	(0.64)
Net asset value, end of period	$27.37	$27.81
Total return (3)(8)	3.75%	13.97%
Net assets, at end of period (000s)	$14,072	$2,517
Ratio of gross expenses to average net assets (4)(5)(7)	2.23%	2.24%
Ratio of net expenses to average net assets (5)(7)	2.23%	2.24%
Ratio of net investment income to average net assets (5)(6)(7)	2.56%	1.91%
Portfolio Turnover Rate (8)	69%	956%

(1)	The Sierra Tactical Bond Fund Class C shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,	Period Ended
	2021	September 30,
Investor Class Shares	(Unaudited)	2020 (1)
Net asset value, beginning of period	$27.84	$25.00
Activity from investment operations:
Net investment income (2)	0.42	0.75
Net realized and unrealized gain on investments	0.70	2.79
Total from investment operations	1.12	3.54
Less distributions from:
Net investment income	(0.29)	(0.70)
Net realized gains	(1.24)	—
Total distributions	(1.53)	(0.70)
Net asset value, end of period	$27.43	$27.84
Total return (3)(8)	4.07%	14.36%
Net assets, at end of period (000s)	$17,021	$11,594
Ratio of gross expenses to average net assets (4)(5)(7)	1.63%	1.64%
Ratio of net expenses to average net assets (5)(7)	1.63%	1.64%
Ratio of net investment income to average net assets (5)(6)(7)	3.05%	2.74%
Portfolio Turnover Rate (8)	69%	956%

(1)	The Sierra Tactical Bond Fund Investor Class shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,	Period Ended
	2021	September 30,
Instl Class Shares	(Unaudited)	2020 (1)
Net asset value, beginning of period	$27.85	$25.00
Activity from investment operations:
Net investment income (2)	0.48	0.83
Net realized and unrealized gain on investments	0.70	2.81
Total from investment operations	1.18	3.64
Less distributions from:
Net investment income	(0.35)	(0.79)
Net realized gains	(1.24)	—
Total distributions	(1.59)	(0.79)
Net asset value, end of period	$27.44	$27.85
Total return (3)(8)	4.26%	14.78%
Net assets, at end of period (000s)	$1,514,044	$1,027,880
Ratio of gross expenses to average net assets (4)(5)(7)	1.23%	1.24%
Ratio of net expenses to average net assets (5)(7)	1.23%	1.24%
Ratio of net investment income to average net assets (5)(6)(7)	3.46%	3.05%
Portfolio Turnover Rate (8)	69%	956%

(1)	The Sierra Tactical Bond Fund Instl Class shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2021

1.	ORGANIZATION

The Sierra Tactical All Asset Fund (“STAAF”), Sierra Tactical Core Income Fund (“STCIF”), Sierra Tactical Municipal Fund (“STMF”), and Sierra Tactical Bond Fund (“STBF”) (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. STAAF’s two investment objectives are to provide long-term total return (the combination of yield and net price gains from underlying funds) and to limit volatility and downside risk. STCIF’s two investment objectives are to provide total return (with income contributing a significant part) and to limit volatility and downside risk. STMF’s investment objective is to seek total return, including tax-free income from the dividends of underlying municipal bond funds, while seeking to limit downside risk. STBF’s two investment objectives are to provide total return (with income contributing a significant part) and to limit volatility and downside risk. The Funds pursue their investment objectives by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”).

Each Fund currently offers Class A, Class C, Investor Class, and Instl Class with STAAF also offering Class A1 and Class I1, and STMF also offering Special Shares. Class C, Investor Class, Instl Class, Special Shares and Class I1 shares are offered at net asset value. The Trust suspended the sale of Class Y shares for STAAF. Effective July 26, 2019, the Trust suspended the sale of Class Y shares and existing Class Y shares have been converted into Instl Class shares for STCIF. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures, minimum investment amounts and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021 for the Funds’ assets measured at fair value:

Sierra Tactical All Asset Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$619,448,008	$—	$—	$619,448,008
Short-Term Investment	164,883,023	—	—	164,883,023
Total	$784,331,031	$—	$—	$784,331,031

Sierra Tactical Core Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,581,902,004	$—	$—	$1,581,902,004
Short-Term Investment	256,225,058	—	—	256,225,058
Total	$1,838,127,062	$—	$—	$1,838,127,062

Sierra Tactical Municipal Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,932,945	$—	$—	$4,932,945
Short-Term Investments	239,762,852	—	—	239,762,852
Total	$244,695,797	$—	$—	$244,695,797

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

Sierra Tactical Bond Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$108,788,672	$—	$—	$108,788,672
Mutual Funds	986,802,490	—	—	986,802,490
Short-Term Investment	453,026,252	—	—	453,026,252
Total	$1,548,617,414	$—	$—	$1,548,617,414

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for STCIF, STMF and STBF and quarterly for STAAF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2018 to September 30, 2020, or expected to be taken in the Funds’ September 30, 2021 tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Ohio (Nebraska in prior years) and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

FUND	PURCHASES	SALES
STAAF	$564,656,995	$605,578,099
STCIF	$1,114,871,639	$1,020,179,794
STMF	$55,452,655	$259,485,965
STBF	$1,350,826,159	$780,879,886

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Wright Fund Management, LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate indicated below of each Fund’s average daily net assets. For the six

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

months ended March 31, 2021, each Fund incurred the following in advisory fees:

		TOTAL
FUND	ANNUAL RATE	ADVISORY FEE
STAAF	1.25%	$ 4,679,906
STCIF	0.75%	$ 6,501,044
STMF	0.75%	$ 842,903
STBF	1.05%	$ 6,760,026

Pursuant to a written contract (the “Expense Limitation Agreement”), the Adviser has agreed, at least until January 31, 2022 for STCIF, STAAF, STMF and STBF, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), taxes or extraordinary expenses, such as litigation expenses) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

			Investor
	Class A	Class C	Class	Instl Class	Class A1	Class I1	Special Shares
STAAF	1.75%	2.50%	1.75%	1.50%	1.90%	1.90%	N/A
STCIF	1.35%	1.95%	1.35%	1.00%	N/A	N/A	N/A
STMF	1.23%	1.98%	1.38%	1.05%	N/A	N/A	0.92%
STBF	1.54%	2.29%	1.69%	1.29%	N/A	N/A	N/A

These amounts will herein be referred to as the “expense limitations.” Effective January 28, 2021, expenses incurred by STMF Instl Class are now allowed to exceed 1.05% per annum average daily net assets.

If the Adviser waives any fees or reimburses any expenses pursuant to the Expense Limitation Agreement, and a Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the respective Fund provided that such reimbursement does not cause that Fund’s operating expenses to exceed its respective expense limitation. If a Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2021, the Adviser waived $0 with respect to STAAF, STCIF, and STBF, and $51,365 in STMF under each Fund’s Expense Limitation Agreement.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

The following amounts are subject to recapture by the Adviser by the following dates:

	9/30/2021	9/30/2022	9/30/2023
STCIF	$15,817	$20,338	$11,999
STMF	$—	$145,234	$197,596

Distributor – The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at annual rates of 0.25%, 0.25%, 1.00%, 0.40% and 0.40% of the average daily net assets attributable to Class A, Investor Class, Class C, Class A1 and Class I1 shares, respectively for STAAF, 0.40%, 0.40% and 1.00% of the average daily net assets attributable to Class A, Investor and C shares, respectively for STCIF, 0.25%, 1.00% and 0.40% for Class A, Class C and Investor shares, respectively for STMF, and 0.25%, 1.00% and 0.40% of the average daily net assets attributable to Class A, Class C and Investor Class shares, respectively for STBF, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. On sales of STAAF’s Class A and Class A1 shares, respectively, for the six months ended March 31, 2021 the Distributor received $36,147 and $2,215 from front-end sales charges of which $1,215 and $62 was retained by the principal underwriter or other affiliated broker-dealers. On sales of STCIF’s Class A shares for the six months ended March 31, 2021, the Distributor received $107,205 from front-end sales charge of which $5,926 was retained by the principal underwriter or other affiliated broker-dealers. On sales of STMF’s Class A shares for the six months ended March 31, 2021, the Distributor received $3,206 from front-end sales charge of which $203 was retained by the principal underwriter or other affiliated broker-dealers. On the sales of STBF’s Class A shares for the six months ended March 31, 2021, the Distributor received $132,040 from front-end sales charge of which $7,032 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

Blu Giant LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the periods ended September 30, 2020 and September 30, 2019 was as follows:

For the Fiscal Year Ended September 30, 2020:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Sierra Tactical All Asset Fund	$9,072,982	$—	$98,037	$2,049,538	$11,220,557
Sierra Tactical Core Income Fund	35,499,473	—	—	4,867,977	40,367,450
Sierra Tactical Municipal Fund	552,618	—	—	3,930,003	4,482,621
Sierra Tactical Bond Fund	17,469,410	—	—	—	17,469,410

For the Fiscal Year Ended September 30, 2019:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Sierra Tactical All Asset Fund	$9,631,726	$—	$—	$1,784,261	$11,415,987
Sierra Tactical Core Income Fund	28,256,054	—	—	2,987,888	31,243,942
Sierra Tactical Municipal Fund	—	—	—	1,482,106	1,482,106
Sierra Tactical Bond Fund	—	—	—	—	—

As of September 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Sierra Tactical All Asset Fund	$—	$—	$(5,651,342)	$(328,451)	$—	17,301,379	$11,321,586
Sierra Tactical Core Income Fund	648,595	—	(15,316,462)	(1,536,156)	—	39,368,079	23,164,056
Sierra Tactical Municipal Fund	15,736	—	(6,924,635)	—	—	8,142,767	1,233,868
Sierra Tactical Bond Fund	57,443,233	—	—	—	—	(2,090,300)	55,352,933

The difference between the book basis and tax basis for unrealized appreciation and undistributed net realized gains from security transactions is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Sierra Tactical All Asset Fund	$5,651,342
Sierra Tactical Core Income Fund	15,316,462
Sierra Tactical Municipal Fund	6,924,635
Sierra Tactical Bond Fund	—

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

At September 30, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Sierra Tactical All Asset Fund	$328,451	$—	$328,451	$—
Sierra Tactical Core Income Fund	1,536,156	—	1,536,156	—
Sierra Tactical Municipal Fund	—	—	—	—
Sierra Tactical Bond Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and distribution reclasses, resulted in reclassifications for the Funds for the fiscal year ended September 30, 2020 as follows:

Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Sierra Tactical All Asset Fund	$—	$—
Sierra Tactical Core Income Fund	—	—
Sierra Tactical Municipal Fund	—	—
Sierra Tactical Bond Fund	(50,028)	50,028

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2021, TD Ameritrade held approximately 57.3%, 31.7%, 54.9%, and 57.4% of the voting securities of STAAF, STCIF, STMF, and STBF, respectively. The Trust has no knowledge as to whether all or any portion of the shares owned of record by TD Ameritrade are also owned beneficially.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

STMF currently invests a portion of its assets in the Blackrock Liquidity Funds Municash Portfolio Government Fund – Institutional Class (“Blackrock”). Blackrock is registered under the 1940 Act as open-end management investment companies. STMF may redeem its investments in Blackrock at any time if the Advisor determines that it is in the best interest of STMF and its shareholders to do so. The performance of STMF will be directly affected by the performance of Blackrock. The financial statements of Blackrock, including its portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with STMF financial statements. As of March 31, 2021, the percentage of the Fund’s net assets invested in Blackrock Liquidity Funds Municash Portfolio Government Fund – Institutional Class was 64.7%.

Each of STMF and STBF currently invests a portion of its assets in the Goldman Sachs Financial Square Government Fund – Institutional Class (“Goldman”). Goldman is registered under the 1940 Act as open-end management investment companies. STMF and STBF may redeem their investments in Goldman at any time if the Advisor determines that it is in the best interest of STMF, STBF and their shareholders to do so. The performance of STMF and STBF will be directly affected by the

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

performance of Goldman. The financial statements of Goldman, including its portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with STMF and STBF financial statements. As of March 31, 2021, the percentage of net assets invested in Goldman Sachs Financial Square Government Fund – Institutional Class was 33.3% and 29.1% for STMF and STBF, respectively.

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
Sierra Tactical All Asset Fund	$766,682,947	$19,184,430	$(1,536,346)	$17,648,084
Sierra Tactical Core Income Fund	1,790,692,172	49,959,433	(2,524,543)	47,434,890
Sierra Tactical Municipal Fund	244,664,231	35,727	(4,161)	31,566
Sierra Tactical Bond Fund	1,517,673,558	31,638,262	(694,406)	30,943,856

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Dividends: The Board declared the following monthly dividends:

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Core Income Fund	Class A	0.0386	4/28/2021	4/29/2021
Sierra Tactical Core Income Fund	Class C	0.0279	4/28/2021	4/29/2021
Sierra Tactical Core Income Fund	Investor Class	0.0386	4/28/2021	4/29/2021
Sierra Tactical Core Income Fund	Institutional Class	0.0458	4/28/2021	4/29/2021

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Core Income Fund	Class A	0.0370	5/26/2021	5/27/2021
Sierra Tactical Core Income Fund	Class C	0.0270	5/26/2021	5/27/2021
Sierra Tactical Core Income Fund	Investor Class	0.0370	5/26/2021	5/27/2021
Sierra Tactical Core Income Fund	Institutional Class	0.0438	5/26/2021	5/27/2021

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Municipal Fund	Class A	0.0096	4/28/2021	4/29/2021
Sierra Tactical Municipal Fund	Class C	0.0000	4/28/2021	4/29/2021
Sierra Tactical Municipal Fund	Investor Class	0.0065	4/28/2021	4/29/2021
Sierra Tactical Municipal Fund	Institutional Class	0.0152	4/28/2021	4/29/2021
Sierra Tactical Municipal Fund	Special Class	0.0174	4/28/2021	4/29/2021

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Municipal Fund	Class A	0.0400	5/26/2021	5/27/2021
Sierra Tactical Municipal Fund	Class C	0.0288	5/26/2021	5/27/2021
Sierra Tactical Municipal Fund	Investor Class	0.0368	5/26/2021	5/27/2021
Sierra Tactical Municipal Fund	Institutional Class	0.0452	5/26/2021	5/27/2021
Sierra Tactical Municipal Fund	Special Class	0.0472	5/26/2021	5/27/2021

		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Bond Fund	Class A	0.0542	4/28/2021	4/29/2021
Sierra Tactical Bond Fund	Class C	0.0387	4/28/2021	4/29/2021
Sierra Tactical Bond Fund	Investor Class	0.0509	4/28/2021	4/29/2021
Sierra Tactical Bond Fund	Institutional Class	0.0597	4/28/2021	4/29/2021

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Bond Fund	Class A	0.0605	5/26/2021	5/27/2021
Sierra Tactical Bond Fund	Class C	0.0453	5/26/2021	5/27/2021
Sierra Tactical Bond Fund	Investor Class	0.0569	5/26/2021	5/27/2021
Sierra Tactical Bond Fund	Institutional Class	0.0657	5/26/2021	5/27/2021

THE SIERRA FUNDS
EXPENSE EXAMPLES (Unaudited)
March 31, 2021

As a shareholder of the Sierra Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A and Class A1 shares and; (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Sierra Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 through March 31, 2021

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Sierra Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) . Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending	Expenses Paid	Expense Ratio
	Value	Account Value	During Period*	During Period**
Actual	10/1/2020	3/31/2021	10/1/2020 - 3/31/2021	10/1/2020 - 3/31/2021
Sierra Tactical All Asset Class A	$1,000.00	$1,041.13	$8.61	1.69%
Sierra Tactical All Asset Class C	1,000.00	1,034.80	12.40	2.44%
Sierra Tactical All Asset Investor Class	1,000.00	1,039.00	8.61	1.69%
Sierra Tactical All Asset Instl Class	1,000.00	1,040.10	7.34	1.44%
Sierra Tactical All Asset Class A1	1,000.00	1,037.80	9.37	1.84%
Sierra Tactical All Asset Class I1	1,000.00	1,037.50	9.35	1.84%
Sierra Tactical Core Income Class A	1,000.00	1,027.70	6.81	1.35%
Sierra Tactical Core Income Class C	1,000.00	1,024.40	9.82	1.95%
Sierra Tactical Core Income Investor Class	1,000.00	1,027.20	6.80	1.35%
Sierra Tactical Core Income Instl Class	1,000.00	1,029.90	4.79	0.95%
Sierra Tactical Municipal Fund Class A	1,000.00	1,045.30	6.27	1.23%
Sierra Tactical Municipal Fund Class C	1,000.00	1,041.60	10.08	1.98%
Sierra Tactical Municipal Fund Investor Class	1,000.00	1,044.30	7.03	1.38%
Sierra Tactical Municipal Fund Instl Class	1,000.00	1,046.10	5.11	1.00%
Sierra Tactical Municipal Fund Special Shares	1,000.00	1,046.80	4.81	0.92%
Sierra Tactical Bond Fund Class A	1,000.00	1,046.10	7.57	1.48%
Sierra Tactical Bond Fund Class C	1,000.00	1,037.50	11.35	2.23%
Sierra Tactical Bond Fund Investor Class	1,000.00	1,040.70	8.27	1.63%
Sierra Tactical Bond Fund Institutional Class	1,000.00	1,042.60	6.24	1.23%

THE SIERRA FUNDS
EXPENSE EXAMPLES (Unaudited)(Continued)
March 31, 2021

	Beginning Account	Ending	Expenses Paid	Expense Ratio
Hypothetical	Value	Account Value	During Period*	During Period**
(5% return before expenses)	10/1/2020	3/31/2021	10/1/2020 - 3/31/2021	10/1/2020 - 3/31/2021
Sierra Tactical All Asset Class A	$1,000.00	$1,016.48	$8.52	1.69%
Sierra Tactical All Asset Class C	1,000.00	1,012.74	12.27	2.44%
Sierra Tactical All Asset Investor Class	1,000.00	1,016.48	8.52	1.69%
Sierra Tactical All Asset Instl Class	1,000.00	1,017.73	7.26	1.44%
Sierra Tactical All Asset Class A1	1,000.00	1,015.74	9.27	1.84%
Sierra Tactical All Asset Class I1	1,000.00	1,015.76	9.25	1.84%
Sierra Tactical Core Income Class A	1,000.00	1,018.22	6.78	1.35%
Sierra Tactical Core Income Class C	1,000.00	1,015.23	9.77	1.95%
Sierra Tactical Core Income Investor Class	1,000.00	1,018.22	6.77	1.35%
Sierra Tactical Core Income Instl Class	1,000.00	1,020.22	4.76	0.95%
Sierra Tactical Municipal Fund Class A	1,000.00	1,018.80	6.19	1.23%
Sierra Tactical Municipal Fund Class C	1,000.00	1,015.06	9.95	1.98%
Sierra Tactical Municipal Fund Investor Class	1,000.00	1,018.05	6.94	1.38%
Sierra Tactical Municipal Fund Institutional Class	1,000.00	1,019.94	5.04	1.00%
Sierra Tactical Municipal Fund Special Shares	1,000.00	1,020.34	4.74	0.92%
Sierra Tactical Bond Fund Class A	1,000.00	1,017.53	7.47	1.48%
Sierra Tactical Bond Fund Class C	1,000.00	1,013.79	11.22	2.23%
Sierra Tactical Bond Fund Investor Class	1,000.00	1,016.83	8.17	1.63%
Sierra Tactical Bond Fund Institutional Class	1,000.00	1,018.82	6.17	1.23%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized.

THE SIERRA FUNDS
Additional Information (Unaudited)
March 31, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, each Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended March 31, 2021, the Board and the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and they determined that each Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Wright Fund Management, LLC
3420 Ocean Park Blvd. Suite 3060
Santa Monica, CA 90405

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

SIERRA-SA21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/08/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/08/21

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/ Treasurer

Date 6/08/21